Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 25,121	$ 20,213	$ 20,088	$ 25,091	$ 19,605	$ 14,686	$ 12,901	$ 11,984	$ 10,122	$ 9,512	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 24,660	19,989	20,020	25,192	19,830	14,968	13,243	12,395	10,550	9,985	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 27,508	22,058	21,863	27,209	21,187	15,823	13,849	12,815	10,784	10,099	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 27,254	21,875	21,686	27,023	21,056	15,737	13,783	12,773	10,761	10,088	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 23,714	17,743	17,787	19,300	13,729	14,071	12,482	12,004	10,125	9,801	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 23,278	17,551	17,723	19,375	13,888	14,346	12,819	12,426	10,555	10,296	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 24,505	18,527	18,625	20,259	14,333	14,720	13,084	12,611	10,661	10,345	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,997	19,384	19,369	20,947	14,854	15,167	13,408	12,849	10,797	10,410	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,728	19,201	19,201	20,785	14,747	15,076	13,338	12,798	10,765	10,398	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,794	14,113	14,065	15,375	12,499	12,632	11,214	11,115	10,025	9,498	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,485	13,961	14,026	15,439	12,648	12,878	11,519	11,503	10,451	9,980	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,334	14,597	14,595	16,002	13,027	13,209	11,749	11,675	10,551	10,021	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,380	15,391	15,298	16,669	13,495	13,612	12,032	11,885	10,676	10,081	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 18,226	15,284	15,192	16,569	13,434	13,550	11,995	11,860	10,664	10,081	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,060	12,784	11,254	11,632	10,407	11,072	11,170	10,847	10,480	9,739	9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,806	12,603	11,140	11,560	10,383	11,092	11,248	10,954	10,624	9,913	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,870	13,478	11,824	12,180	10,861	11,516	11,579	11,194	10,779	9,984	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,726	13,357	11,730	12,094	10,793	11,455	11,541	11,167	10,775	9,977	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,111	9,361
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,569	10,774	10,312	10,981	10,673	10,488	10,105	10,051	9,903	9,774	9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,375	10,630	10,223	10,933	10,667	10,518	10,174	10,160	10,051	9,959	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,528	10,824	10,396	11,098	10,813	10,646	10,285	10,256	10,131	9,971	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,271	11,397	10,885	11,544	11,194	10,953	10,514	10,414	10,218	10,037	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,121	11,282	10,774	11,441	11,106	10,878	10,456	10,373	10,199	10,027	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,607	9,961	9,703	10,120	10,100	9,974	9,777	9,714	9,720	9,751	9,775
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 10,771	10,100	9,824	10,217	10,195	10,053	9,828	9,761	9,752	9,757	9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,426	9,829	9,627	10,067	10,099	10,013	9,843	9,830	9,875	9,935	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,235	10,523	10,231	10,625	10,580	10,398	10,156	10,053	10,019	10,003	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,126	10,409	10,127	10,523	10,489	10,333	10,091	10,013	9,994	9,989	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,619	9,569	9,461	11,547	11,308	10,834	9,848	10,107	9,961	9,621	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,592	9,597	9,526	11,663	11,477	11,035	10,076	10,370	10,269	9,957	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,765	9,732	9,632	11,796	11,579	11,119	10,139	10,420	10,298	9,968	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,441	10,281	10,129	12,314	12,018	11,477	10,400	10,623	10,440	10,044	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,306	10,169	10,030	12,211	11,930	11,406	10,347	10,582	10,410	10,033	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,536	9,531
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,592	10,486	10,449	12,392	12,451	11,726	10,516	10,736	10,640	10,195	10,000
ICE BofA Convertibles Total Return Alternatives Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Convertibles Total Return Alternatives Index
Account Value	$ 20,753	16,989	18,601	23,465	18,466	14,707	12,827	11,957	10,361	10,124	10,000
ICE BofA Convertibles Total Return Alternatives Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Convertibles Total Return Alternatives Index
Account Value	$ 20,753	16,989	18,601	23,465	18,466	14,707	12,827	11,957	10,361	10,124	10,000
ICE BofA Convertibles Total Return Alternatives Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Convertibles Total Return Alternatives Index
Account Value	$ 20,753	16,989	18,601	23,465	18,466	14,707	12,827	11,957	10,361	10,124	10,000
ICE BofA Convertibles Total Return Alternatives Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Convertibles Total Return Alternatives Index
Account Value	$ 20,753	16,989	18,601	23,465	18,466	14,707	12,827	11,957	10,361	10,124	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 17,979	14,956	14,864	16,414	14,288	14,196	12,596	12,268	11,102	10,232	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 17,979	14,956	14,864	16,414	14,288	14,196	12,596	12,268	11,102	10,232	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 17,979	14,956	14,864	16,414	14,288	14,196	12,596	12,268	11,102	10,232	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 17,979	14,956	14,864	16,414	14,288	14,196	12,596	12,268	11,102	10,232	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Account Value	$ 17,979	14,956	14,864	16,414	14,288	14,196	12,596	12,268	11,102	10,232	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,169	14,625	13,080	13,318	12,278	12,070	11,756	11,246	10,704	10,048	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,169	14,625	13,080	13,318	12,278	12,070	11,756	11,246	10,704	10,048	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,169	14,625	13,080	13,318	12,278	12,070	11,756	11,246	10,704	10,048	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Account Value	$ 16,169	14,625	13,080	13,318	12,278	12,070	11,756	11,246	10,704	10,048	10,000
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 16,156	14,615	13,101	13,372	12,321	12,139	11,830	11,279	10,716	10,081	10,000
Bloomberg U.S. Long Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Account Value	$ 10,581	8,906
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government & Credit (1-3 Year) Index
Account Value	$ 11,657	10,972	10,629	11,174	11,179	10,813	10,309	10,274	10,205	10,087	10,000
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government & Credit (1-3 Year) Index
Account Value	$ 11,657	10,972	10,629	11,174	11,179	10,813	10,309	10,274	10,205	10,087	10,000
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government & Credit (1-3 Year) Index
Account Value	$ 11,657	10,972	10,629	11,174	11,179	10,813	10,309	10,274	10,205	10,087	10,000
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government & Credit (1-3 Year) Index
Account Value	$ 11,657	10,972	10,629	11,174	11,179	10,813	10,309	10,274	10,205	10,087	10,000
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government & Credit (1-3 Year) Index
Account Value	$ 11,657	10,972	10,629	11,174	11,179	10,813	10,309	10,274	10,205	10,087	10,000
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Account Value	$ 11,407	10,784	10,477	11,011	11,039	10,693	10,221	10,201	10,174	10,082	10,000
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Account Value	$ 11,407	10,784	10,477	11,011	11,039	10,693	10,221	10,201	10,174	10,082	10,000
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Account Value	$ 11,407	10,784	10,477	11,011	11,039	10,693	10,221	10,201	10,174	10,082	10,000
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Account Value	$ 11,407	10,784	10,477	11,011	11,039	10,693	10,221	10,201	10,174	10,082	10,000
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Account Value	$ 11,407	$ 10,784	$ 10,477	$ 11,011	$ 11,039	$ 10,693	$ 10,221	$ 10,201	$ 10,174	$ 10,082	$ 10,000